GENERAL INFORMATION AND GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 28, 2017	Mar. 31, 2023	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022	Jul. 25, 2017
Common stock, issued			6,129,670,689	5,848,741,599	4,735,210,360
Cash flow from operating activities			$ 2,991,003	$ 12,577,395
Accumulated deficit			116,808,904	112,253,711
Working capital			21,819,216	12,610,601
Minimum [Member]
Other cost cutting management estimates			200,000	200,000
Maximum [Member]
Other cost cutting management estimates			$ 300,000	$ 300,000
Common Stock [Member]
Common stock, issued			6,117,570,789	5,836,641,599	4,733,110,360
Purchase of common stock		$ 30,000,000
Robotic Assistance Devices L L C [Member]
Common stock, issued						10,000
Robotic Assistance Devices L L C [Member] | Series E Preferred Stock [Member]
Number of shares isuued under acquisition	3,350,000
Robotic Assistance Devices L L C [Member] | Series F Preferred Stock [Member]
Number of shares isuued under acquisition	2,450